Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Expense, Net [Abstract]
Schedule of net on the consolidated statements of operations and comprehensive loss
	Year Ended December 31,
	2022	2021
Other expense, net:
Interest income	$390	$7
Change in fair value of derivative and warrant liability	(606)	(4,920)
Other income (expense), net	32	(502)
Total other expense, net	$(184)	$(5,415)